Long-term debt (Details 6) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about borrowings [line items]
Beginning, balance	$ 3,274,235	$ 3,472,993
Payments	(543,769)	(426,762)
Foreign exchange movement	15,764	232
New adquisitions	510,360	35,034	$ 451,973
New Leases	340,568	159,635
Other	154,955	33,103
Ending, balance	3,752,113	3,274,235	3,472,993
Current interest-bearing loans and borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Beginning, balance	62,179	89,367
Payments	(22,408)	(62,374)
Foreign exchange movement		152
New adquisitions	39,492	35,034
New Leases
Other
Ending, balance	79,263	62,179	89,367
Current portion of long-term credits [Member]
Disclosure of detailed information about borrowings [line items]
Beginning, balance	314,970	298,461
Payments	(57,197)	(37,315)
Foreign exchange movement	4
New adquisitions	207,562
New Leases		53,702
Other	(1,988)	122
Ending, balance	463,351	314,970	298,461
Non-current obligations under financial lease agreements and purchase agreements [Member]
Disclosure of detailed information about borrowings [line items]
Beginning, balance	2,259,459	25,056
Payments	(279,580)
Foreign exchange movement	15,296	4,534
New adquisitions	114,770
New Leases	340,568
Other	1,401
Ending, balance	2,451,914	2,259,459	25,056
Other financial liabilities [Member]
Disclosure of detailed information about borrowings [line items]
Beginning, balance		2,426,929
Payments		(268,637)
Foreign exchange movement		(5,924)
New adquisitions	148,536
New Leases		105,933
Other		1,158
Ending, balance	148,536		2,426,929
Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Beginning, balance	608,037	633,180
Payments	(28,910)	(26,613)
Foreign exchange movement	464	1,470
New adquisitions
New Leases
Other
Ending, balance	579,591	608,037	633,180
Dividends [Member]
Disclosure of detailed information about borrowings [line items]
Beginning, balance
Payments	(155,674)	(31,823)
Foreign exchange movement
New adquisitions
New Leases
Other	155,674	31,823
Ending, balance
Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Beginning, balance	29,590
Payments
Foreign exchange movement
New adquisitions
New Leases
Other	(132)
Ending, balance	$ 29,458	$ 29,590